UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450,	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.
108 Lakeland Ave., Dover, Delaware 19901
(Name and address of agent for service)

With Copies to:
Terry Davis
DLA Piper LLP
One Atlantic Center
1201 West Peachtree Street, Suite 2900
Atlanta, GA 30309

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	5/31/2025

Date of reporting period:	5/31/2025

Item 1. Reports to Stockholders.

(a)

BFS Equity Fund

Institutional Class (BFSIX)

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about BFS Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/bfs/. You can also request this information by contacting us at (855) 575-2430.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.99%

How did the Fund perform during the reporting period?

The price per share of the BFS Equity Fund has grown from $10.00 at its inception in May, 2013 to $24.39 on May 31, 2025, a compound annual growth rate (including dividends paid) of 10.19%. The cumulative total return during this 11-year + period was 201.0%. The performance of the Fund for the fiscal year ending May 31, 2025, was +9.14%. The Fund underperformed the total return for both the S&P 500 Index (“S&P 500”) and Dow Jones Industrial Average for the period, which were +13.52% and 11.16% respectively. The five stocks that contributed most to absolute performance were Broadcom, Meta Platforms, JP Morgan, Nvidia, and Oracle in that order. The three main detractors from the absolute performance of the Fund were the following: United Health Care, Conoco Phillips, and Danaher in that order. The sector of the Fund's holding that underperformed the S&P 500 the most was the Health Care sector, which was down 20.4% in the Fund while the components of the S&P 500 in the Health Care sector were down 6.0%. The other sector that hampered the Fund's relative performance to the S&P 500 was the Consumer Discretionary sector, which was up 6.1% in the Fund while the components of the S&P 500 in the Consumer Discretionary sector were up 21.5%. The two most profitable sectors for the Fund, relative to the components of the S&P 500 in those sectors, were the Materials sector and the Information Technology sector. The Fund’s holdings in the Materials sector were up 28.6%, due primarily to its holdings of two quality gold mining stocks, which compared very favorably to the components of the S&P 500 in the Materials sector, which were down -3.5%. The Fund’s holdings in the Technology sector were up 20.7% compared with the components of the S&P 500 in the Technology sector, which were up 14.6%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BFS Equity Fund - Institutional Class
S&P 500® Index
Dow Jones Industrial Average®
$40,000
$30,000
$20,000
$10,000
$0
$33,535
$29,274
$25,663
May-2015
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	BFS Equity Fund - Institutional Class	S&P 500® Index	Dow Jones Industrial Average®
May-2015	$10,000	$10,000	$10,000
May-2016	$9,909	$10,172	$10,139
May-2017	$11,212	$11,948	$12,284
May-2018	$12,935	$13,667	$14,607
May-2019	$13,819	$14,184	$15,198
May-2020	$14,693	$16,005	$15,932
May-2021	$19,789	$22,458	$22,113
May-2022	$18,857	$22,391	$21,527
May-2023	$18,680	$23,045	$21,950
May-2024	$23,513	$29,540	$26,334
May-2025	$25,663	$33,535	$29,274

Average Annual Total Returns

	1 Year	5 Years	10 Years
BFS Equity Fund - Institutional Class	9.14%	11.80%	9.88%
S&P 500® Index	13.52%	15.94%	12.86%
Dow Jones Industrial Average®	11.16%	12.94%	11.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$58,343,984
  Number of Portfolio Holdings41
  Advisory Fee (net of waivers)$333,067
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.7%
Money Market Funds	6.0%
U.S. Government & Agencies	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 29.0%
Financials 12.3%
Consumer Discretionary 10.6%
Communications 9.7%
Materials 8.6%
Industrials 7.3%
Health Care 6.3%
Money Market Funds 6.0%
U.S. Treasury Obligations 4.3%
Consumer Staples 3.7%
Energy 2.2%

Value	Value
Energy	2.2%
Consumer Staples	3.7%
U.S. Treasury Obligations	4.3%
Money Market Funds	6.0%
Health Care	6.3%
Industrials	7.3%
Materials	8.6%
Communications	9.7%
Consumer Discretionary	10.6%
Financials	12.3%
Technology	29.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.7%
Fidelity Investments Money Market Government Portfolio, Institutional Class	6.0%
NVIDIA Corp.	5.8%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	4.7%
JPMorgan Chase & Co.	4.5%
Amazon.com, Inc.	4.2%
Apple, Inc.	3.8%
Broadcom, Inc.	3.1%
MasterCard, Inc., Class A	3.0%

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.

BFS Equity Fund

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/bfs/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053125-BFSIX

LS Opportunity Fund

Institutional Class (LSOFX)

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about LS Opportunity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/lsofx. You can also request this information by contacting us at (877) 336-6763.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$272	2.67%

How did the Fund perform during the reporting period?

The LS Opportunity Fund seeks to generate long-term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less net exposure than that of the stock market in general. The Fund saw strength in the banking sector during 2024’s summer and fall, especially among regional banks. In Q4 2024, there was weakness in consumer staples, defense stocks and health care, which are important positions for the Fund and important in the value averages. Value stocks rebounded modestly in Q1 2025, benefiting the Fund, with long positions slightly outperforming shorts. Financials remained a core focus, with the Fund holding defensive names, particularly in insurance, which benefited from higher rates and inflation-linked pricing. Healthcare and consumer staples aided performance in Q1. Conversely, industrial and tech long positions detracted. The Fund remained underweight in tech and communication services due to high valuations and global trade exposure.

Long Book: 56 individual companies, held as common stock, at year end that management believes represent long-term value and favorable characteristics - discount to private market value, attractive free cash flow yields, and strong balance sheets. Top 10 long positions ≈30% of portfolio. Contributors: 5 longs contributing the largest returns (large to small): Fairfax Financial Holdings, Progressive Corp, Globe Life Inc, Abbot Labs, and Arthur J. Gallagher & Co. Detractors: 5 longs detracting most from returns (large to small): Merck & Co, Dentsply Sirona, Schlumberger, Teradyne, and Murphy Oil. Largest Long Purchases by dollar value: FNB Corp, KeyCorp, Simply Good Foods Co, CACI International-Class A, and PNC Financial. Largest Long Sales by dollar value: Leidos Holdings, Progressive Corp, Dentsply Sirona, Goldman Sachs Group, and KeyCorp. Short Book: 29 individual companies, held as common stock, at year end that had business model challenges, excessive valuations, and/or potential balance sheet issues. Top 20 short positions ≈23% of portfolio.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	LS Opportunity Fund - I	S&P 500® Index
May-2015	$10,000	$10,000
May-2016	$10,380	$10,172
May-2017	$11,417	$11,948
May-2018	$12,325	$13,667
May-2019	$12,748	$14,184
May-2020	$12,827	$16,005
May-2021	$15,799	$22,458
May-2022	$15,676	$22,391
May-2023	$15,544	$23,045
May-2024	$18,312	$29,540
May-2025	$18,952	$33,535

Average Annual Total Returns

	1 Year	5 years	10 Years
LS Opportunity Fund - I	3.49%	8.12%	6.60%
S&P 500® Index	13.52%	15.94%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

  Net Assets$191,460,045
  Number of Portfolio Holdings96
  Advisory Fee (net of waivers)$3,417,428
  Portfolio Turnover66%

Long Sector Weighting (% of net assets)

Financials 37.0%
Industrials 15.6%
Consumer Staples 9.5%
Money Market 7.6%
Health Care 7.5%
Information Technology 7.3%
Consumer Discretionary 5.5%
Energy 3.6%
Materials 2.6%
Real Estate 1.6%
Communication Services 1.1%
Exchange-Traded Funds 0.8%
Put Options Purchased 0.1%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Put Options Purchased	0.1%
Exchange-Traded Funds	0.8%
Communication Services	1.1%
Real Estate	1.6%
Materials	2.6%
Energy	3.6%
Consumer Discretionary	5.5%
Information Technology	7.3%
Health Care	7.5%
Money Market	7.6%
Consumer Staples	9.5%
Industrials	15.6%
Financials	37.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Treasury Portfolio, Institutional Class	7.6%
Brown & Brown, Inc.	3.7%
PNC Financial Services Group, Inc. (The)	3.3%
Fairfax Financial Holdings Ltd.	3.3%
Eaton Corp. PLC	3.3%
Progressive Corp. (The)	3.1%
Arthur J. Gallagher & Co.	2.9%
Globe Life, Inc.	2.8%
Abbott Laboratories	2.6%
Everest Re Group, Ltd.	2.5%

Short Sector Weighting (% of net assets)

Value	Value
Energy	-0.9%
Communications	-0.9%
Industrials	-1.0%
Health Care	-1.4%
Consumer Discretionary	-1.8%
Exchange-Traded Funds	-3.9%
Consumer Staples	-5.4%
Financials	-16.9%

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/lsofx), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

LS Opportunity Fund

Annual Shareholder Report - May 31, 2025

TSR-AR 053125-LSOFX

(b) Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Andrea N. Mullins, who is “independent” for purposes of this Item 3 of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

LS Opportunity Fund

2025	$17,250
2024	$16,600

BFS Equity Fund

2025	$16,250
2024	$15,600

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

LS Opportunity Fund

2025	$3,150
2024	$3,000

BFS Equity Fund

2025	$3,150
2024	$3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BFS Equity Fund

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

May 31, 2025

185 Asylum Street ● City Place II ● Hartford, CT 06103 ● (855) 575-2430

BFS Equity Fund
Schedule of Investments
May 31, 2025

	Shares	Fair Value
COMMON STOCKS — 89.72%
Aerospace & Defense — 1.66%
Northrop Grumman Corp.	2,000	$969,540

Banking — 6.04%
Bank of America Corp.	20,000	882,600
JPMorgan Chase & Co.	10,000	2,640,000
		3,522,600
Beverages — 0.99%
Coca-Cola Co. (The)	8,000	576,800

Biotech & Pharmaceuticals — 0.87%
Zoetis, Inc., Class A	3,000	505,890

Building Products — 1.22%
Carrier Global Corp.	10,000	712,000

Chemicals — 4.53%
Air Products & Chemicals, Inc.	5,000	1,394,550
Ecolab, Inc.	2,000	531,240
Sherwin-Williams Co. (The)	2,000	717,620
		2,643,410
E-Commerce Discretionary — 4.22%
Amazon.com, Inc.(a)	12,000	2,460,120

Health Care Facilities & Services — 1.29%
UnitedHealth Group, Inc.	2,500	754,775

Home Construction — 1.52%
D.R. Horton, Inc.	7,500	885,450

Insurance — 2.00%
Marsh & McLennan Cos., Inc.	5,000	1,168,300

Internet Media & Services — 9.70%
Alphabet, Inc., Class A	16,000	2,747,840
Meta Platforms, Inc., Class A	4,500	2,913,705
		5,661,545
Machinery — 4.48%
Caterpillar, Inc.	1,000	348,030
Deere & Co.	2,500	1,265,650
Parker-Hannifin Corp.	1,500	997,050
		2,610,730
Medical Equipment & Devices — 4.15%
Danaher Corp.	4,000	759,600
Stryker Corp.	2,500	956,600
Thermo Fisher Scientific, Inc.	1,750	704,935
		2,421,135
Metals & Mining — 4.04%
Agnico Eagle Mines Ltd.	9,000	1,061,910
Alamos Gold, Inc., Class A	50,000	1,294,500
		2,356,410

See accompanying notes which are an integral part of these financial statements.

1

BFS Equity Fund
Schedule of Investments (continued)
May 31, 2025

	Shares	Fair Value
COMMON STOCKS — 89.72% - continued
Oil & Gas Producers — 2.19%
ConocoPhillips	15,000	$1,280,250

Retail - Consumer Staples — 2.67%
Costco Wholesale Corp.	1,500	1,560,270

Retail - Discretionary — 2.32%
Lowe’s Companies, Inc.	6,000	1,354,380

Semiconductors — 8.90%
Broadcom, Inc.	7,500	1,815,525
NVIDIA Corp.	25,000	3,378,250
		5,193,775
Software — 11.89%
Adobe, Inc.(a)	2,000	830,180
Microsoft Corp.	8,500	3,913,059
Oracle Corp.	10,000	1,655,300
Salesforce, Inc.	2,000	530,740
		6,929,279
Specialty Finance — 1.26%
American Express Co.	2,500	735,125

Specialty Retail — 2.52%
Home Depot, Inc. (The)	4,000	1,473,160

Technology Hardware — 3.79%
Apple, Inc.	11,000	2,209,350

Technology Services — 7.47%
Automatic Data Processing, Inc.	3,000	976,590
Fiserv, Inc.(a)	10,000	1,627,900
MasterCard, Inc., Class A	3,000	1,756,800
		4,361,290
Total Common Stocks (Cost $22,922,503)		52,345,584

	Principal
	Amount
U.S. GOVERNMENT & AGENCIES(b) — 4.26%
United States Treasury Bill, 4.24%, 7/1/2025	$1,000,000	996,612
United States Treasury Bill, 4.24%, 7/29/2025	1,500,000	1,489,960
Total U.S. Government & Agencies (Cost $2,486,402)		2,486,572

See accompanying notes which are an integral part of these financial statements.

2

BFS Equity Fund
Schedule of Investments (continued)
May 31, 2025

	Shares	Fair Value
MONEY MARKET FUNDS - 6.00%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.23%(c)	3,500,366	$3,500,366
Total Money Market Funds (Cost $3,500,366)		3,500,366
Total Investments — 99.98%
(Cost $28,909,271)		58,332,522
Other Assets in Excess of Liabilities — 0.02%		11,462
NET ASSETS — 100.00%		$58,343,984

(a)	Non-income producing security.

(b)	The rate shown represents effective yield at time of purchase.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2025.

See accompanying notes which are an integral part of these financial statements.

3

BFS Equity Fund
Statement of Assets and Liabilities
May 31, 2025

Assets
Investments in securities at fair value (cost $28,909,271) (Note 3)	$58,332,522
Receivable for fund shares sold	7,600
Dividends and interest receivable	66,074
Prepaid expenses	8,708
Total Assets	58,414,904
Liabilities
Payable to Adviser (Note 4)	25,980
Payable to Administrator (Note 4)	12,357
Payable to trustees	435
Accrued audit fees	19,400
Other accrued expenses	12,748
Total Liabilities	70,920
Net Assets	$58,343,984
Net Assets consist of:
Paid-in capital	$27,652,998
Accumulated earnings	30,690,986
Net Assets	$58,343,984
Institutional Class
Shares outstanding (unlimited number of shares authorized, no par value)	2,391,822
Net asset value, offering and redemption price per share (Note 2)	$24.39

See accompanying notes which are an integral part of these financial statements.

4

BFS Equity Fund
Statement of Operations
May 31, 2025

Investment Income
Dividend income (net of foreign taxes withheld of $1,868)	$642,162
Interest income	108,774
Total investment income	750,936
Expenses
Investment Adviser fees (Note 4)	442,307
Administration fees (Note 4)	52,229
Registration expenses	28,024
Fund accounting fees (Note 4)	25,750
Audit and tax preparation fees	20,507
Legal fees	20,284
Trustee fees	18,553
Transfer agent fees (Note 4)	18,540
Compliance services fees (Note 4)	15,834
Printing and postage expenses	8,724
Custodian fees	5,061
Insurance expenses	3,785
Miscellaneous	34,516
Total expenses	694,114
Fees contractually waived by Adviser (Note 4)	(109,240)
Net operating expenses	584,874
Net investment income	166,062
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities transactions	1,933,313
Net change in unrealized appreciation on investments	2,870,274
Net realized and change in unrealized gain on investments	4,803,587
Net increase in net assets resulting from operations	$4,969,649

See accompanying notes which are an integral part of these financial statements.

5

BFS Equity Fund
Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
	May 31, 2025	May 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$166,062	$265,504
Net realized gain on investment securities transactions	1,933,313	236,646
Net change in unrealized appreciation on investments	2,870,274	10,963,647
Net increase in net assets resulting from operations	4,969,649	11,465,797
Distributions to Shareholders from Earnings (Note 2)	(1,008,253)	(244,163)
Institutional
Capital Transactions
Proceeds from shares sold	2,431,111	1,653,417
Reinvestment of distributions	894,230	228,207
Amount paid for shares redeemed	(3,947,593)	(3,680,763)
Net decrease in net assets resulting from capital transactions	(622,252)	(1,799,139)
Total Increase in Net Assets	3,339,144	9,422,495
Net Assets
Beginning of year	55,004,840	45,582,345
End of year	$58,343,984	$55,004,840
Institutional
Share Transactions
Shares sold	98,773	80,926
Shares issued in reinvestment of distributions	35,769	11,292
Shares redeemed	(163,593)	(183,902)
Net decrease in shares outstanding	(29,051)	(91,684)

See accompanying notes which are an integral part of these financial statements.

6

BFS Equity Fund - Institutional Class
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended May 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$22.72	$18.14	$18.52	$21.36	$16.10
Income from investment operations:
Net investment income (loss)	0.07	0.11	0.10	(0.03)	(0.02)
Net realized and unrealized gain/(loss) on investments	2.02	4.57	(0.28)	(0.71)	5.57
Total from investment operations	2.09	4.68	(0.18)	(0.74)	5.55
Less distributions to shareholders from:
Net investment income	(0.12)	(0.10)	—	—	—
Net realized gains	(0.30)	—	(0.20)	(2.10)	(0.29)
Total distributions	(0.42)	(0.10)	(0.20)	(2.10)	(0.29)
Net asset value, end of year	$24.39	$22.72	$18.14	$18.52	$21.36
Total Return(a)	9.14%	25.87%	(0.94)%	(4.71)%	34.68%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$58,344	$55,005	$45,582	$46,766	$48,781
Ratio of net expenses to average net assets	0.99%	1.10%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before waiver and reimbursement	1.17%	1.32%	1.46%	1.41%	1.46%
Ratio of net investment income (loss) to average net assets	0.28%	0.53%	0.57%	(0.13)%	(0.12)%
Portfolio turnover rate	16.10%	22.31%	35.81%	61.08%	68.77%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

7

BFS Equity Fund
Notes to the Financial Statements
May 31, 2025

NOTE 1. ORGANIZATION

The BFS Equity Fund (the “Fund”) is a diversified series of Valued Advisers Trust (the “Trust”) and commenced operations on November 8, 2013. The Trust was established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”) and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Bradley, Foster & Sargent, Inc. (the “Adviser”). The investment objective of the Fund is long-term appreciation through growth of principal and income.

The Fund currently offers one class of shares (Institutional), and may offer additional classes of shares in the future.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on

8

BFS Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended May 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the fiscal year ended May 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss

9

BFS Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025

from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund. For the fiscal year ended May 31, 2025, the Fund did not make any reclassifications.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in

10

BFS Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025

pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by the Adviser as “Valuation Designee” under the oversight of the Board, by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

11

BFS Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

12

BFS Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$52,345,584	$—	$—	$52,345,584
U.S. Government & Agencies	—	2,486,572	—	2,486,572
Money Market Funds	3,500,366	—	—	3,500,366
Total	$55,845,950	$2,486,572	$—	$58,332,522

(a)	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive or limit its management fee and/or reimburse certain operating expenses until September 30, 2025, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1 fees, if any, and indirect expenses (such as “acquired funds fees and expenses”, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) do not exceed 0.99% of the average daily net assets of the Fund.

Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the

13

BFS Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025

termination of the investment advisory agreement between the Trust and the Adviser. For the fiscal year ended May 31, 2025, the Adviser waived fees of $109,240.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Recoverable Through
May 31, 2026	$92,786
May 31, 2027	110,715
May 31, 2028	109,240

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the fiscal year ended May 31, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended May 31, 2025, purchases and sales of investment securities, other than short-term investments, were $8,920,175 and $13,599,080, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended May 31, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At May 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$29,474,035
Gross unrealized depreciation	(63,547)
Net unrealized appreciation on investments	$29,410,488
Tax cost of investments	$28,922,034

14

BFS Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025

At May 31, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal years ended May 31, 2025 and May 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income(a)	$416,095	$244,163
Long-term capital gains	592,158	—
Total distributions paid	$1,008,253	$244,163

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At May 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$1,280,498
Unrealized appreciation (depreciation)	29,410,488
Total accumulated earnings	$30,690,986

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2025, the Fund had 32.05% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. IDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

15

BFS Equity Fund
Notes to the Financial Statements (continued)
May 31, 2025

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Report of Independent Registered Public Accounting Firm

To the Shareholders of BFS Equity Fund and Board of Trustees of Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BFS Equity Fund (the “Fund”), a series of Valued Advisers Trust, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2013.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 28, 2025

17

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100.00% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 100.00% qualifies for the corporate dividends received deduction.

For the year ended May 31, 2025, the Fund designated $592,158 as long-term capital gain distributions.

18

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

19

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (855) 575-2430 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

LS Opportunity Fund
Schedule of Investments
May 31, 2025

	Shares	Fair Value
COMMON STOCKS - LONG - DOMESTIC — 76.98%
Communication Services — 1.09%
Alphabet, Inc., Class A(a)	12,111	$2,079,943

Consumer Discretionary — 5.53%
Darden Restaurants, Inc.(a)	14,155	3,032,143
Expedia Group, Inc.(a) (b)	14,510	2,419,542
Home Depot, Inc. (The)(a)	8,036	2,959,578
Texas Roadhouse, Inc.(a)	11,156	2,177,763
		10,589,026
Consumer Staples — 7.84%
Church & Dwight Co., Inc.(a)	19,777	1,944,277
Colgate-Palmolive Co.(a)	27,733	2,577,505
Kenvue, Inc.(a)	122,666	2,928,037
Keurig Dr Pepper, Inc.(a)	70,814	2,384,307
Mondelez International, Inc., Class A(a)	27,333	1,844,704
Simply Good Foods Co. (The)(a) (b)	96,374	3,325,867
		15,004,697
Energy — 2.32%
Exxon Mobil Corp.(a)	29,792	3,047,722
Permian Resources Corp., Class A(a)	110,666	1,395,498
		4,443,220
Financials — 31.29%
Ameris Bancorp(a)	45,547	2,799,774
Arthur J. Gallagher & Co.(a)	15,870	5,513,873
Brown & Brown, Inc.(a)	62,666	7,074,991
Cboe Global Markets, Inc.(a) (b)	12,000	2,749,440
Citigroup, Inc.(a)	23,852	1,796,533
F.N.B. Corp.(a)	242,443	3,362,684
Fidelity National Information Services, Inc.(a)	37,470	2,982,987
Globe Life, Inc.(a)	43,537	5,305,854
PJT Partners, Inc., Class A(a)	17,630	2,656,136
PNC Financial Services Group, Inc. (The)(a)	36,852	6,405,246
Primerica, Inc.(a)	13,111	3,547,837
Progressive Corp. (The)(a)	21,178	6,034,247
Prosperity Bancshares, Inc.(a)	55,544	3,868,640
SouthState Corp.(a)	42,749	3,753,362
Unum Group(a)	25,167	2,056,395
		59,907,999
Health Care — 7.49%
Abbott Laboratories(a)	36,489	4,874,201
Cigna Corp. (The)(a)	7,867	2,491,007
Johnson & Johnson(a)	24,096	3,739,940
Merck & Co., Inc.(a)	42,166	3,240,035
		14,345,183
Industrials — 10.91%
CACI International, Inc., Class A(a) (b)	7,881	3,373,068
Carrier Global Corp.(a)	61,237	4,360,074
Curtiss-Wright Corp.(a)	4,342	1,910,958

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Investments (continued)
May 31, 2025

	Shares	Fair Value
COMMON STOCKS - LONG - DOMESTIC — 76.98% - continued
Industrials — 10.91% - continued
Fortune Brands Innovations, Inc.(a)	30,189	$1,521,526
Honeywell International, Inc.(a)	11,289	2,558,878
Leidos Holdings, Inc.(a)	18,741	2,783,413
Paychex, Inc.(a)	12,889	2,035,302
RTX Corp.(a)	17,155	2,341,314
		20,884,533
Information Technology — 7.32%
Applied Materials, Inc.(a)	9,370	1,468,748
Littelfuse, Inc.(a)	12,944	2,654,297
Microsoft Corp.(a)	7,174	3,302,623
Teradyne, Inc.(a)	22,407	1,761,190
Trimble, Inc.(a) (b)	37,389	2,664,714
Zebra Technologies Corp., Class A(a) (b)	7,485	2,168,928
		14,020,500
Materials — 1.65%
PPG Industries, Inc.(a)	28,500	3,157,800

Real Estate — 1.54%
Howard Hughes Holdings, Inc. (The)(a) (b)	29,133	1,990,075
St. Joe Co. (The)	21,600	965,736
		2,955,811
Total Common Stocks - Long - Domestic
(Cost $117,381,140)		147,388,712

COMMON STOCKS - LONG - INTERNATIONAL — 14.32%
Consumer Staples — 1.69%
Nestle S.A.	30,392	3,239,676

Energy — 1.26%
Schlumberger Ltd.(a)	72,685	2,402,239

Financials — 5.75%
Everest Re Group, Ltd.(a)	13,578	4,714,146
Fairfax Financial Holdings Ltd.	3,722	6,299,536
		11,013,682
Industrials — 4.66%
Eaton Corp. PLC(a)	19,570	6,266,314
Pentair PLC(a)	26,755	2,653,561
		8,919,875
Materials — 0.96%
Agnico Eagle Mines Ltd.(a)	15,630	1,844,184

Total Common Stocks - Long - International
(Cost $18,764,745)		27,419,656

EXCHANGE-TRADED FUNDS — 0.86%
Abrdn Physical Platinum Shares ETF(a) (b)	17,044	1,649,007

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Investments (continued)
May 31, 2025

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.86% - continued
Total Exchange-Traded Funds (Cost $1,629,481)		$1,649,007

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date
CALL OPTIONS PURCHASED — 0.08%
CACI International, Inc.	12	$513,600	$360.00	6/20/2025	$83,100
Murphy Oil Corp.	538	1,126,034	30.00	7/18/2025	5,380
U.S. Bancorp	325	1,416,675	47.50	9/19/2025	31,525
U.S. Bancorp	131	571,029	45.00	1/16/2026	36,287
Total Call Options Purchased (Cost $165,243)					156,292
PUT OPTIONS PURCHASED — 0.02%
Walmart, Inc.	174	$1,717,728	$85.00	12/19/2025	$42,543
Total Put Options Purchased (Cost $55,033)					42,543

	Shares
MONEY MARKET FUNDS — 7.57%
Invesco Treasury Portfolio, Institutional Class, 4.22%(c)	14,484,227	14,484,227
Total Money Market Funds (Cost $14,484,227)		14,484,227
Total Investments — 99.83%
(Cost $152,479,869)		191,140,437
Other Assets in Excess of Liabilities — 0.17%		319,608
NET ASSETS — 100.00%		$191,460,045

(a)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on May 31, 2025 was $93,742,891.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2025.

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Securities Sold Short
May 31, 2025

	Shares	Fair Value
COMMON STOCKS - SHORT - DOMESTIC - (21.73)%
Communications - (0.88)%
Walt Disney Co. (The)	(14,815)	$(1,674,687)

Consumer Discretionary - (1.78)%
Hilton Grand Vacations, Inc.(a)	(27,770)	(1,059,981)
McDonald’s Corp.	(7,467)	(2,343,518)
		(3,403,499)
Consumer Staples - (5.45)%
Campbell Soup Co.	(30,370)	(1,033,795)
Dollar Tree, Inc.(a)	(22,303)	(2,013,069)
Kimberly-Clark Corp.	(10,118)	(1,454,563)
Post Holdings, Inc.(a)	(30,815)	(3,407,831)
Sysco Corp.	(34,481)	(2,517,113)
		(10,426,371)
Energy - (0.90)%
Chevron Corp.	(12,663)	(1,731,032)

Financials - (10.32)%
Capitol Federal Financial, Inc.	(218,992)	(1,250,444)
Enterprise Financial Services Corp.	(33,778)	(1,788,207)
Goldman Sachs Group, Inc. (The)	(2,327)	(1,397,247)
Houlihan Lokey, Inc.	(9,333)	(1,630,289)
Markel Corp.(a)	(1,041)	(2,021,310)
Marsh & McLennan Cos., Inc.	(8,530)	(1,993,120)
Northwest Bancshares, Inc.	(150,814)	(1,851,996)
Old Republic International Corp.	(62,777)	(2,372,971)
Park National Corp.	(5,722)	(930,168)
Prudential Financial, Inc.	(32,652)	(3,392,216)
Synovus Financial Corp.	(23,259)	(1,112,478)
		(19,740,446)
Health Care - (1.35)%
HCA Healthcare, Inc.	(4,652)	(1,774,226)
UnitedHealth Group, Inc.	(2,704)	(816,365)
		(2,590,591)
Industrials - (1.05)%
Johnson Controls International PLC	(19,878)	(2,015,033)

TOTAL COMMON STOCKS - SHORT - DOMESTIC (Proceeds Received $40,544,950)		(41,581,659)

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
May 31, 2025

	Shares	Fair Value
COMMON STOCKS - SHORT - INTERNATIONAL - (6.62)%
Financials - (6.62)%
Aon PLC, Class A	(5,444)	$(2,025,603)
Bank of Nova Scotia (The)(a)	(39,852)	(2,132,072)
Commonwealth Bank of Australia	(37,815)	(4,288,186)
Invesco Ltd.	(70,463)	(1,018,895)
RenaissanceRe Holdings Ltd.	(7,720)	(1,925,522)
Westpac Banking Corp.	(62,281)	(1,306,954)
		(12,697,232)
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL (Proceeds Received $11,649,123)		(12,697,232)

EXCHANGE-TRADED FUNDS - (3.87)%
Energy Select Sector SPDR® Fund	(10,759)	(877,182)
Industrial Select Sector SPDR® Fund	(14,944)	(2,134,302)
Vanguard Industrials ETF(a)	(7,801)	(2,101,511)
Vanguard Information Technology ETF	(3,786)	(2,295,717)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds Received $7,169,974)		(7,408,712)

TOTAL SECURITIES SOLD SHORT - (32.22)% (Proceeds Received $59,364,047)		$(61,687,603)

(a)	Non-dividend expense producing security.

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/ or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Statement of Assets and Liabilities
May 31, 2025

Assets
Investments in securities, at fair value (cost $152,479,869) (Note 3)	$191,140,437
Deposits at broker for securities sold short (Note 2)	62,241,937
Receivable for fund shares sold	252,834
Interest and dividends receivable	415,756
Tax reclaims receivable	45,312
Prepaid expenses	21,674
Total Assets	254,117,950
Liabilities
Investments in securities sold short, at fair value (proceeds received $59,364,047) (Note 2)	61,687,603
Payable for fund shares redeemed	9,875
Payable for investments purchased	487,302
Dividend expense payable on short positions	124,779
Payable to Adviser (Note 4)	277,428
Payable to Administrator (Note 4)	27,186
Payable to trustees	470
Other accrued expenses	43,262
Total Liabilities	62,657,905
Net Assets	$191,460,045
Net Assets consist of:
Paid-in capital	$147,940,152
Accumulated earnings	43,519,893
Net Assets	$191,460,045
Shares outstanding (unlimited number of shares authorized, no par value)	10,417,589
Net asset value, offering and redemption price per share (Note 2)	$18.38

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Statement of Operations
For the year ended May 31, 2025

Investment Income
Dividend income (net of foreign taxes withheld of $35,209)	$3,724,294
Interest income	2,899,874
Total investment income	6,624,168
Expenses
Investment Adviser fees (Note 4)	3,476,496
Dividend expense on securities sold short (Note 2)	1,436,319
Administration fees (Note 4)	163,258
Fund accounting fees (Note 4)	52,999
Registration expenses	39,171
Printing and postage expenses	31,380
Compliance services fees (Note 4)	27,463
Custodian fees	25,245
Legal fees	22,317
Audit and tax preparation expenses	21,507
Transfer agent fees (Note 4)	19,745
Trustee expenses	17,910
Short sale and interest expense	3,120
Miscellaneous	41,642
Total expenses	5,378,572
Fees waived by Adviser (Note 4)	(59,068)
Net operating expenses	5,319,504
Net investment income	1,304,664
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	17,593,792
Securities sold short	(9,524,213)
Written options	(295,211)
Purchased options	(509,815)
Foreign currency	(37,248)
Change in unrealized appreciation (depreciation) on:
Investment securities	(3,067,368)
Securities sold short	740,054
Written options	173,028
Purchased options	233,778
Foreign currency translations	2,060
Net realized and change in unrealized gain on investments	5,308,857
Net increase in net assets resulting from operations	$6,613,521

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Statements of Changes in Net Assets

	For the Year	For the Year
	Ended May 31,	Ended May 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,304,664	$1,169,710
Net realized gain on investment transactions	7,227,305	291,436
Change in unrealized appreciation (depreciation) on investments	(1,918,448)	24,313,642
Net increase in net assets resulting from operations	6,613,521	25,774,788
Distributions to Shareholders from Earnings (Note 2)	(1,938,660)	—
Capital Transactions
Proceeds from shares sold	34,760,241	42,767,896
Reinvestment of distributions	1,591,646	—
Amount paid for shares redeemed	(40,509,180)	(21,729,896)
Net increase (decrease) in net assets resulting from capital transactions	(4,157,293)	21,038,000
Total Increase in Net Assets	517,568	46,812,788
Net Assets
Beginning of year	190,942,477	144,129,689
End of year	$191,460,045	$190,942,477
Share Transactions
Shares sold	1,890,861	2,466,498
Shares issued in reinvestment of distributions	86,175	—
Shares redeemed	(2,206,748)	(1,286,882)
Net increase (decrease) in shares outstanding	(229,712)	1,179,616

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Financial Highlights
(For a share outstanding during each year)

	For the Years Ended May 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$17.93	$15.22	$16.16	$17.01	$13.99
Investment operations:
Net investment income (loss)	0.12	0.11	0.01	(0.15)	(0.13)
Net realized and unrealized gain (loss) on investments	0.51	2.60	(0.14)	0.02	3.35
Total from investment operations	0.63	2.71	(0.13)	(0.13)	3.22
Less distributions to shareholders from:
Net investment income	(0.14)	—	—	—	—
Net realized gains	(0.04)	—	(0.81)	(0.72)	(0.20)
Net asset value, end of year	$18.38	$17.93	$15.22	$16.16	$17.01
Total Return(a)	3.49%	17.81%	(0.84)%	(0.77)%	23.17%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$191,460	$190,942	$144,130	$139,445	$132,424
Ratio of net expenses to average net assets (b)	2.67%	2.68%	2.98%	2.87%	2.71%
Ratio of expenses to average net assets before waiver and reimbursement(b)	2.70%	2.73%	3.03%	2.90%	2.78%
Ratio of net investment income (loss) to average net assets	0.66%	0.72%	0.04%	(1.00)%	(1.04)%
Portfolio turnover rate	65.66%	46.61%	74.68%	55.37%	69.69%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Includes dividend and interest expense of 0.72%, 0.73%, 1.03%, 0.92% and 0.76% for the fiscal years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Notes to the Financial Statements
May 31, 2025

NOTE 1. ORGANIZATION

The LS Opportunity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Long Short Advisors, LLC (the “Adviser”). The Adviser has retained Prospector Partners, LLC (the “Sub-Adviser”) to serve as the sub-adviser to provide portfolio management and related services to the Fund. The Sub-Adviser receives a fee from the Adviser (not the Fund) for these services. The investment objective of the Fund is to generate long-term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less net exposure than that of the stock market in general.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended May 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the fiscal year ended May 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to meet its obligations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both in excess of the amount that would be recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended May 31, 2025, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Accumulated Earnings
Paid-In Capital	(Deficit)
$(1)	$1

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash or cash equivalents held at the broker as collateral for securities sold short was $62,241,937 as of May 31, 2025.

Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an owned underlying security (a “protective put”) as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire premium paid for the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing Options – The Fund may write covered call options on equity securities that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its custodian, cash, or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund may write covered put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

Forward Foreign Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts, to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities. The Fund did not transact in forward foreign currency exchange contracts during the fiscal year ended May 31, 2025.

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of May 31, 2025 and the effect of derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2025.

As of May 31, 2025:

	Location of
	Derivatives on
	Statement of Assets
Derivatives	and Liabilities	Fair Value
Equity Price Risk:
Options Purchased	Investments in securities at fair value	$198,835

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

For the fiscal year ended May 31, 2025:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Options Purchased	Net realized gain and change in unrealized appreciation (depreciation) on purchased options	$(509,815)	$233,778
Options Written	Net realized gain and change in unrealized appreciation (depreciation) on written options	(295,211)	173,028

The following table summarizes the average ending monthly fair value of derivatives outstanding during the fiscal year ended May 31, 2025:

Average Ending Monthly
Derivatives	Fair Value(a)
Options Purchased	$158,042
Options Written	(446,711)

(a)	Average based on the number of months during the period that had activity.

Other – The Securities and Exchange Commission (“SEC”) adopted Rule 18f-4 under the 1940 Act which, effective August 19, 2022, regulates the use of derivatives for certain funds registered under the 1940 Act (“Rule 18f-4”). The Trust has adopted a Rule 18f-4 Policy which provides, among other things, that unless a Fund qualifies as a “limited derivatives user” as defined in Rule 18f-4, the Fund is required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by the Board, to appoint a derivatives risk manager, to comply with certain value-at-risk based leverage limits and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a fund qualifies as a limited derivatives user, Rule 18f-4 requires the fund to have policies and procedures to manage its aggregate derivatives risk. The Fund has not qualified as a limited derivatives user and is currently complying with Rule 18f-4.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price, except in the case of a security sold short, in which case the last ask price is utilized. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most recent ask price. On the last business day of each month, the Cboe Options Exchange (“Cboe”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500® Index (SPX) option series. For month end valuations of SPX, the Cboe adjusted price will be used if the special end-of-month non-

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks - Long-Domestic (a)	$147,388,712	$—	$—	$147,388,712
Common Stocks - Long-International (a)	27,419,656	—	—	27,419,656
Exchange-Traded Funds	1,649,007	—	—	1,649,007
Call Options Purchased	5,380	150,912	—	156,292
Put Options Purchased	—	42,543	—	42,543
Money Market Funds	14,484,227	—	—	14,484,227
Total	$190,946,982	$193,455	$—	$191,140,437

(a)	Refer to Schedule of Investments for sector classifications.

		Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks - Short- Domestic(a)	$(41,581,659)	$—	$—	$(41,581,659)
Common Stocks - Short- International(a)	(12,697,232)	—	—	(12,697,232)
Exchange-Traded Funds	(7,408,712)	—	—	(7,408,712)
Total	$(61,687,603)	$—	$—	$(61,687,603)

(a)	Refer to Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s net expenses (excluding borrowing costs such as interest and dividends on securities sold short, taxes, brokerage commissions, other expenditures which are capitalized in accordance with

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses” (i.e., investment companies in which the Fund may invest), and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) do not exceed 1.95% of the average daily net assets of the Fund.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. The contractual agreement is in effect through September 30, 2025. The expense cap may not be terminated prior to this date except by mutual consent of the Adviser and the Board. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Recoverable Through
May 31, 2026	$63,106
May 31, 2027	75,095
May 31, 2028	59,068

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the fiscal year ended May 31. 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended May 31, 2025, purchases and sales of investment securities, including written options, short sales and covers, other than short-term investments, were $163,611,044 and $165,050,315, respectively.

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended May 31, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At May 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments and securities sold short, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$44,044,699
Gross unrealized depreciation	(8,139,198)
Net unrealized appreciation on investments	$35,905,501
Tax cost of investments and securities sold short	$93,547,333

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and grantor trust adjustments.

The tax character of distributions paid for the fiscal years ended May 31, 2025 and May 31, 2024 were as follows:

	2025	2024
Distributions paid from:(a)
Ordinary income	$1,546,117	$—
Long-term capital gains	392,543	—
Total distributions paid	$1,938,660	$—

At May 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$871,510
Undistributed long-term capital gains	$6,741,359
Accumulated capital and other losses	$(238)
Unrealized appreciation on investments	35,907,262
Total accumulated earnings	$43,519,893

For the fiscal year ended May 31, 2025, the Fund utilized short-term capital loss carryforwards and long-term capital loss carryforwards of $127,673 and $0, respectively.

NOTE 7. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations

LS Opportunity Fund
Notes to the Financial Statements (continued)
May 31, 2025

and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of LS Opportunity Fund and Board of Trustees of Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of LS Opportunity Fund (the “Fund”), a series of Valued Advisers Trust, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2011.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 28, 2025

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

For the fiscal year ended May 31, 2025, the Fund designated $392,543 as long-term capital gain distributions.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on March 24, 2025, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “LSA Agreement”) between Valued Advisers Trust (the “Trust”) and Long Short Advisors, LLC (“LSA”) with respect to the LS Opportunity Fund (the “LS Fund”). LSA provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities with respect to their consideration of the continuance of investment advisory agreements, including the factors to be considered, and the application of those factors to LSA and the LSA Agreement. In assessing the factors and reaching its decision, the Board took into consideration information furnished by LSA and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the renewal process, including information presented at this Meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the LSA Agreement, including: (i) reports regarding the services and support provided to the LS Fund by LSA; (ii) quarterly assessments of the investment performance of the LS Fund; (iii) commentary on the reasons for the performance; (iv) presentations by LSA addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the LS Fund and LSA; (vi) disclosure information contained in the Trust’s registration statement and LSA’s Form ADV; (vii) information relating to the manner in which LSA oversees Prospector; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the LSA Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about LSA, including its financial information; a description of its personnel and the services it provides to the LS Fund; information on LSA’s investment advice and performance; summaries of the LS Fund’s expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the LS Fund; and (c) the benefits to be realized by LSA from its relationship with the LS Fund. The Board did not identify any particular information that was most relevant to its consideration of the LSA Agreement, and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by LSA. In this regard, the Board considered LSA’s responsibilities under the LSA Agreement. The Trustees considered the services being provided by LSA to the LS Fund including its process for overseeing the sub-

Additional Information (Unaudited) (continued)

adviser’s portfolio management of the LS Fund, assuring compliance with the LS Fund’s investment objectives and limitations, its coordination of services for the LS Fund among the LS Fund’s service providers, and its efforts to promote the LS Fund and grow its assets. The Trustees reviewed the steps LSA takes to oversee and supervise the sub-adviser, as described in the materials provided by LSA. The Trustees considered LSA’s continuity of, and commitment to retain, qualified personnel and LSA’s commitment to maintain and enhance its resources and systems. The Trustees considered LSA’s personnel, including the education and experience of LSA’s personnel. After considering the foregoing information and further information in the Meeting materials provided by LSA (including LSA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent and quality of the services provided by LSA were satisfactory and adequate for the LS Fund.

2. Investment performance of the LS Fund and LSA. In considering the investment performance of the LS Fund, the Trustees noted that LSA did not manage any accounts directly and that it had delegated the portfolio management responsibilities of the LS Fund to a sub-adviser. Accordingly, the Trustees concluded that their consideration of this factor for LSA was less relevant in their determination of LSA’s performance of its duties than other factors. The Trustees considered the consistency of LSA’s management oversight of the LS Fund’s sub-adviser with the LS Fund’s investment objective, strategies, and limitations. The Trustees also compared the performance of the LS Fund with the performance of its Morningstar category. The Trustees noted that the LS Fund’s performance was below the average and the median of the category for the one-year, three-year, and five-year periods ended December 31, 2024, and above the average and the median for the ten-year period. As compared to its custom peer group, the Trustees observed that the performance of the LS Fund was below the median for the one-year and five year periods ended December 31, 2024, equal to the median for the three-year period, and above the median for the ten-year period. After reviewing and discussing the investment performance of the LS Fund further, LSA’s experience in overseeing the sub-adviser to the LS Fund, the LS Fund’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance, and LSA’s oversight of the sub-adviser to the LS Fund was satisfactory.

3. The costs of the services to be provided and profits to be realized by LSA from its relationship with the LS Fund. In considering the costs of services to be provided and the profits to be realized by LSA from its relationship with the LS Fund, the Trustees considered: (1) LSA’s financial condition; (2) asset levels of the LS Fund; (3) the overall expenses of the LS Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by LSA regarding its profits associated with managing the LS Fund. The Trustees also considered potential benefits for LSA in managing the LS Fund. The Trustees then compared the fees and expenses of the LS Fund (including the management fee) to other comparable mutual funds. The Trustees noted that the LS Fund’s management fee and net expense ratio were higher than the average and median of its Morningstar category, and higher than the average and median of its peer group. In this regard, the Trustees reflected upon their previous discussions with representatives of LSA, and commented on LSA’s assertion that the firm provided a premium product in comparison to other products to which they were compared in the marketplace. The Board concluded that the fees to be paid to LSA by the LS Fund and the profits to be realized by LSA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by LSA.

Additional Information (Unaudited) (continued)

4. The extent to which economies of scale would be realized as the LS Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the LS Fund’s investors. In this regard, the Board considered the LS Fund’s fee arrangements with LSA. The Board considered that while the management fee remained the same at all asset levels, the LS Fund’s shareholders had experienced benefits from the expense limitation arrangement. The Trustees noted that once the LS Fund’s expenses fell below the cap set by the arrangement, the shareholders would continue to benefit from the economies of scale under the LS Fund’s agreements with service providers other than LSA. In light of its ongoing consideration of the LS Fund’s asset levels, expectations for growth in the LS Fund, and fee levels, the Board determined that the LS Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by LSA.

5. Possible conflicts of interest and benefits to LSA. In considering LSA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the LS Fund; and the substance and administration of LSA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to LSA’s potential conflicts of interest. The Trustees noted that LSA identified no other potential benefits (in addition to the management fee) to LSA. Based on the foregoing, the Board determined that LSA’s standards and practices relating to the identification and mitigation of potential conflicts of interest and the benefits to be realized by LSA in managing the LS Fund were satisfactory.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the continuation of the LSA Agreement between the Trust and LSA.

Sub-Adviser Agreement Renewal

At a meeting held on March 24, 2025 the Board of Trustees (the “Board”) considered the renewal of the Investment Sub-Advisory Agreement (the “Prospector Agreement”) between Long Short Advisors, LLC (“LSA”) and Prospector Partners, LLC (“Prospector”) with respect to the LS Opportunity Fund (the “LS Fund”). Prospector provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities with respect to their consideration of the continuance of investment sub-advisory agreements, including the factors to be considered, and the application of those factors to Prospector and the Prospector Agreement. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Prospector and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the renewal process, including information presented at this Meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Prospector Agreement, including: (i) reports regarding the services and support provided to the LS Fund by Prospector; (ii) quarterly assessments of the investment performance of the LS Fund; (iii) commentary on the reasons for the performance; (iv) compliance and audit reports concerning the LS Fund and Prospector; (v) disclosure information contained in the Trust’s registration statement and Prospector’s Form ADV; and (vi) a memorandum

Additional Information (Unaudited) (continued)

from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Prospector Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about Prospector, including its financial information; a description of its personnel and the services it provides to the LS Fund; information on Prospector’s investment advice and performance; summaries of the LS Fund’s expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the LS Fund; and (c) the benefits to be realized by Prospector from its relationship with the LS Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Prospector Agreement and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by Prospector. In this regard, the Board considered Prospector’s responsibilities under the Prospector Agreement. The Board considered the services being provided by Prospector to the LS Fund, including without limitation: the quality of its investment sub-advisory services (including research and recommendations with respect to portfolio securities), and its process for formulating investment recommendations and assuring compliance with the LS Fund’s investment objectives and limitations. The Board considered Prospector’s continuity of, and commitment to retain, qualified personnel and Prospector’s commitment to maintain its resources and systems. The Board considered Prospector’s personnel, including the education and experience of the personnel and Prospector’s compliance program, policies and procedures. The Board considered the arrangements between LSA and Prospector pursuant to which Prospector has an on-going arrangement with respect to the Fund in which it would agree to waive, to a degree, a portion of its sub-advisory fees and commit to an exclusivity arrangement between itself and LSA with respect to managing other mutual funds with similar objectives. After considering the foregoing information and further information in the Meeting materials provided by Prospector (including its Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Prospector were satisfactory and adequate for the LS Fund.

2. Investment Performance of the LS Fund and Prospector. In considering the investment performance of the LS Fund and Prospector, the Trustees considered the consistency of Prospector’s management of the LS Fund with the LS Fund’s investment objective, strategies, and limitations. The Trustees also compared the performance of the LS Fund with the performance of its Morningstar category. The Trustees focused on the performance since Prospector assumed its role as sub-adviser on May 28, 2015. The Trustees noted that the LS Fund’s performance was below the average and the median of the category for the one-year, three-year, and five-year periods ended December 31, 2024. As compared to its custom peer group, the Trustees observed that the performance of the LS Fund was below the median for the one-year and five-year periods ended December 31, 2024, and equal to the median for the three-year period. With respect to its broad-based benchmark, the Trustees noted that the LS Fund had underperformed for the one-year, three-year, and five-year periods ended December 31, 2024. After reviewing and discussing the investment performance of the LS Fund further, Prospector’s experience sub-advising the LS Fund, the LS Fund’s performance since Prospector began managing the portfolio, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the LS Fund and Prospector was satisfactory.

Additional Information (Unaudited) (continued)

3. The costs of the services to be provided and profits to be realized by Prospector from the relationship with the LS Fund. In this regard, the Board considered: (1) Prospector’s financial condition; (2) asset levels of the LS Fund; (3) the overall expenses of the LS Fund; and (4) the nature and frequency of sub-advisory fee payments. The Trustees reviewed information provided by Prospector regarding its profits associated with managing the LS Fund. The Board also considered potential benefits for Prospector in managing the Fund. The Board compared the fees and expenses of the Fund (including the sub-advisory fee) to other private fund accounts managed by Prospector and determined that the fee arrangements were relatively comparable in light of the differing structures. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Prospector by LSA and the profits to be realized by Prospector, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Prospector.

4. The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the LS Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with Prospector. The Board considered that while the sub-advisory fee changed with changes in the Fund’s assets, the Fund’s shareholders did not realize any changes in their overall expenses as Prospector’s fee was paid entirely from the advisory fee paid to LSA, which was fixed. The Board considered the sub-advisory fees in light of the overall arrangement with the Fund’s investment adviser. In light of the foregoing, the Board determined that the LS Fund’s fee arrangements for Prospector, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Prospector.

5. Possible conflicts of interest and benefits to Prospector. In evaluating Prospector’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the LS Fund; the basis of decisions to buy or sell securities for the LS Fund and/or Prospector’s other accounts; the substance and administration of Prospector’s code of ethics and other relevant policies described in Prospector’s Form ADV, and affiliations and associations of Prospector and its principals. The Board concluded that the foregoing matters were appropriately disclosed and managed by Prospector. With respect to benefits to Prospector (in addition to the fees under the Prospector Agreement), the Board noted that Prospector would benefit from its relationship with the LS Fund as the LS Fund would provide a more diversified investor base and an alternative vehicle in which to place clients with initial investments below the minimum for its private funds. Following further consideration and discussion, the Board determined that Prospector’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory and the benefits to be realized by Prospector from managing the LS Fund were satisfactory.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the continuation of the Prospector Agreement between LSA and Prospector.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 336-6763 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	8/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	8/5/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer
Date:	8/5/2025